Significant accounting judgements estimates and assumptions - Additional information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Jun. 16, 2021	Jan. 01, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Goodwill			$ 28,288	$ 28,416
Tax rate	35.00%	25.00%	30.00%	30.00%	30.00%
Asset retirement obligations			$ 32,524	$ 30,796
Impairment loss			0	0
Initial Business Combination [Member]
Disclosure of information for cash-generating units [line items]
Goodwill			$ 28,888	28,416
Argentina [Member]
Disclosure of information for cash-generating units [line items]
Tax rate			35.00%
Argentina [Member] | Non Operating Conventional Oil Concessions and Gas [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss					$ 394
Mexico [member]
Disclosure of information for cash-generating units [line items]
Tax rate			30.00%
Mexico [member] | Conventional Oil and Gas Operating Concessions [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss				$ 14,044	$ 14,044